Cover Page - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Sinopec Shanghai Petrochemical Company Limited
Entity Central Index Key	0000908732
Entity Address, Country	CN
Entity Address, Address Line One	No. 48 Jinyi Road, Jinshan District, Shanghai, PRC 200540
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200540
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity File Number	1-12158
Auditor Name	KPMG Huazhen LLP	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1186	1424
Auditor Location	Shanghai, China	Shanghai, the People’s Republic of China
Entity Incorporation, State or Country Code	F4
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	CN
Entity Address, Address Line One	No. 48 Jinyi Road, Jinshan District, Shanghai, 200540
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200540
Contact Personnel Name	Mr. Wan Tao
City Area Code	+86
Local Phone Number	57943143
Contact Personnel Fax Number	57940050
American Depositary Shares [member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing 100 H Shares, par value RMB1.00 per Share
No Trading Symbol Flag	true
H shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	3,495,000,000
A shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	7,328,813,500